Long-Term Debt - Additional Information - USD Term Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) vessel term_loan	Dec. 31, 2018 USD ($) vessel
Debt Instrument [Line Items]
Carrying amount of long-term debt | $	$ 2,867,120	$ 3,363,127
Secured debt
Debt Instrument [Line Items]
Number of debt instruments	10
Number of term loans which have balloon or bullet repayments	8
Number of vessels | vessel	24	24
Secured debt | Remaining Term Loans | Fixed Rate
Debt Instrument [Line Items]
Number of debt instruments	2
Secured debt | Remaining Term Loans | LIBOR | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.30%	0.30%
Secured debt | Remaining Term Loans | LIBOR | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.25%	3.50%
Secured debt | Remaining Term Loans | Three-month LIBOR | Minimum
Debt Instrument [Line Items]
Debt Instrument, Term	3 months
Secured debt | Remaining Term Loans | Three-month LIBOR | Maximum
Debt Instrument [Line Items]
Debt Instrument, Term	6 months
Secured debt | Term Loan One
Debt Instrument [Line Items]
Debt interest rate	4.48%